Regulatory Matters - Summary of Virginia Power Electric Transmission Project Applied (Detail) - Virginia Electric and Power Company - Virginia Regulation $ in Millions	9 Months Ended
Sep. 30, 2019 USD ($) kV mi
Rebuild and Operate Glebe Substation and Relocate and Operate in Arlington County, Virginia and City of Alexandria, Virginia Existing Overhead Line Underground
Public Utilities General Disclosures [Line Items]
Application Date	2019-03
Approval Date	2019-09
Type of Line | kV	230
Cost Estimate (millions) | $	$ 125
Rebuild and Operate Glebe Substation and Relocate and Operate in Arlington County, Virginia and City of Alexandria, Virginia Existing Overhead Line Underground | Maximum [Member]
Public Utilities General Disclosures [Line Items]
Miles of Lines | mi	1
Rebuild and Operate Five Segments Between the Loudoun and Ox Substations
Public Utilities General Disclosures [Line Items]
Application Date	2019-08
Approval Date	Pending
Type of Line | kV	230
Miles of Lines | mi	19
Cost Estimate (millions) | $	$ 70